Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
					Value of Initial Fixed $100 Investment Based on:
Year	Summary compensation table total for PEO	Compensation actually paid to PEO(2)	Average summary compensation table total for Non-PEO named executive officers	Average compensation actually paid to Non-PEO named executive officers(2)	Total shareholder return(3)	Peer group total shareholder return(3)	Net income	Adjusted EBITDA
2023	$1,817,698	$1,817,698	$585,964	$585,964	$60.62	$94.37	(4,596,038)	26,371,208
2022	$1,352,463	$1,352,463	$701,042	$701,042	$147.69	$123.96	33,247,436	60,836,438
2021	$493,504	$493,504	$220,176	$220,176	$182.15	$150.68	(7,812,294)	3,813,484

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)	Mr. Wagenhals served as the Principal Executive Officer (“PEO”) for the fiscal years listed above and the other NEOs for the applicable fiscal years were as follows

Peer Group Issuers, Footnote [Text Block]
(3)	Total Shareholder Return of the Nasdaq Capital Market Composite and the Russell 2000 Index (“Russell 2000”) is cumulative for the periods from March 31, 2019 through March 31, 2023, 2022, and 2021, respectively. The calculation assumes an investment of $100 in shares of Common Stock and in each of the indexes on March 31, 2019. The calculation of cumulative stockholder return on the Nasdaq CMC and Russell 2000 include reinvestment of dividends, but the calculation of cumulative stockholder return on the Common Stock does not include reinvestment of dividends because we did not pay any dividends during the measurement period.

PEO Total Compensation Amount	$ 1,817,698	$ 1,352,463	$ 493,504
PEO Actually Paid Compensation Amount	1,817,698	1,352,463	493,504
Non-PEO NEO Average Total Compensation Amount	585,964	701,042	220,176
Non-PEO NEO Average Compensation Actually Paid Amount	$ 585,964	701,042	220,176
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	The 2022 Summary Compensation Table totals reported for our PEO and the average of the Non-PEO NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

	2023		2022		2021
		AVERAGE		AVERAGE		AVERAGE
		FOR		FOR		FOR
		OTHER	PEO	OTHER		OTHER
	PEO	NEOs	PEO	NEOs	PEO	NEOs
Summary Compensation Table (“SCT”) Total	$1,817,698	$585,964	$1,352,463	$701,042	$493,504	$220,176
Less: Amount reported under the “Stock Awards” Column of the SCT	$840,000	$323,750	$481,250	$472,500	$157,500	$74,655
Plus: Year End Fair Value of Outstanding and Unvested Equity Awards	$-	$-	$-	$-	$-	$-
Plus: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$-	$-	$-	$-	$-	$-
Plus: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$(840,000)	$(323,750)	$(481,250)	$(472,500)	$(157,500)	$(74,655)
Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$-	$-	$-	$-	$-	$-
Less: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$-	$-	$-	$-	$-	$-
Plus: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$-	$-	$-	$-	$-	$-
Total Adjustments:	$-	$-	$-	$-	$-	$-
COMPENSATION ACTUALLY PAID	$1,817,698	$585,964	$1,352,463	$701,042	$493,504	$220,176

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between Compensation Actually Paid and Total Shareholder Return

The graph below illustrates the relationship between our TSR and the Peer Group TSR, as well as the relationship between Compensation Actually Paid and our TSR for the PEO and NEOs.

Compensation Actually Paid vs. Net Income [Text Block]	Relationship Between Compensation Actually Paid and GAAP Net Income The graph below reflects the relationship between the PEO and Average NEOs Compensation Actually Paid and our GAAP Net Income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship Between Compensation Actually Paid and Adjusted EBITDA (Company-Selected Measure)

The graph below reflects the relationship between PEO and Average NEOs Compensation Actually Paid and the Company’s Adjusted EBITDA.

Total Shareholder Return Amount	$ 60.62	147.69	182.15
Peer Group Total Shareholder Return Amount	94.37	123.96	150.68
Net Income (Loss) Attributable to Parent	$ (4,596,038)	$ 33,247,436	$ (7,812,294)
Company Selected Measure Amount	26,371,208	60,836,438	3,813,484
PEO Name	Mr. Wagenhals
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]
(4)	Adjusted EBITDA is a non-GAAP financial measure that displays our net income (loss), adjusted to eliminate the effect of certain items as adjustments because the amount of such expenses in any specific period may not directly correlate to the underlying performance of our business operations. Non-GAAP financial measures have limitations, should be considered as supplemental in nature and are not meant as a substitute for the related financial information prepared in accordance with GAAP. These limitations include the following: (i) Employee stock awards and stock grants expense has been, and will continue to be for the foreseeable future, a significant recurring expense in the Company and an important part of our compensation strategy; (ii) the assets being depreciated or amortized may have to be replaced in the future, and the non-GAAP financial measures do not reflect cash capital expenditure requirements for such replacements or for new capital expenditures or other capital commitments; and (iii) non-GAAP measures do not reflect changes in, or cash requirements for, our working capital needs. Other companies, including companies in our industry, may calculate the non-GAAP financial measures differently or not at all, which reduces their usefulness as comparative measures. Because of these limitations, you should consider the non-GAAP financial measures alongside other financial performance measures, including our net loss and our other financial results presented in accordance with GAAP. We use Adjusted EBITDA to evaluate our operational performance, produce future strategies for our operations, and make strategic decisions, including those relating to operating expenses and the allocation of our resources. Please refer to our press release announcing the Company’s result for a reconciliation of Adjusted EBITDA to GAAP Net Income/(Loss) for the three months and years ended March 31, 2023 and 2022, include as Exhibit 99.1 to the Current Report on Form 8-K filed with the Commission on June 14, 2023. Please refer to our press release announcing the Company’s result for a reconciliation of Adjusted EBITDA to GAAP Net Income/(Loss) for the years ended March 31, 2022 and 2021, include as Exhibit 99.1 to the Current Report on Form 8-K filed with the Commission on June 29, 2022.

PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Amount Reported Under The Stock Awards Column Of The S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	840,000	481,250	157,500
PEO [Member] | Year End Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(840,000)	(481,250)	(157,500)
PEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Amount Reported Under The Stock Awards Column Of The S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	323,750	472,500	74,655
Non-PEO NEO [Member] | Year End Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(323,750)	(472,500)	(74,655)
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount